Consolidated Statement of Cash Flows (USD $)	3 Months Ended		12 Months Ended		91 Months Ended	94 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (808,441)	$ (204,955)	$ (1,853,791)	$ (576,911)	$ (4,631,871)	$ (5,440,312)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation expense	0	522	586	3,372	18,371	18,371
Other noncash adjustments	0	0	(92)	0	5,752	5,753
Stock based compensation	131,563	0	287,927	0	287,927	419,490
Noncash interest expense on convertible notes payable	27,765	33,061	82,147	118,657	441,253	469,018
Noncash interest expense on notes payable to related party	0	9,241	25,599	37,211	142,057	142,057
Issuance of common stock for services	0	0	0	1	253	253
(Increase) decrease in:
Prepaid expenses and other current assets	(20,000)	286	(16,321)	648	(19,629)	(39,629)
Other Assets	0	0	(10,062)	0	(10,062)	(10,062)
Increase (decrease) in:
Accounts payable	(5,198)	50,832	56,343	139,878	314,769	309,571
Accrued expenses and other liabilities	62,390	(22,009)	91,332	22,508	140,840	203,230
Net cash used in operating activities	(611,921)	(133,022)	(1,336,332)	(254,636)	(3,310,340)	(3,922,260)
Cash flows from investing activities:
Purchases of property and equipment	0	0	0	0	(19,053)	(19,054)
Net cash used in investing activities	0	0	0	0	(19,053)	(19,054)
Cash flows from financing activities:
Proceeds from issuance of common stock and warrants	0	0	2,000,000	0	2,000,000	2,000,000
Repayment of notes payable and accrued interest to related party	0	0	(373,488)	0	(373,488)	(373,488)
Proceeds from issuance of notes payable to related party	0	0	0	0	275,200	275,200
Proceeds from issuance of convertible notes payable to related party	0	0	0	0	105,000	105,000
Proceeds from issuance of convertible notes payable	1,000,000	125,000	250,000	235,000	1,880,000	2,880,000
Net cash provided by financing activities	1,000,000	125,000	1,876,512	235,000	3,886,712	4,886,712
Net increase in cash and cash equivalents	388,079	(8,022)	540,180	(19,636)	557,319	945,398
Cash and cash equivalents, beginning of period	557,319	17,139	17,139	36,775	0	0
Cash and cash equivalents, end of period	945,398	9,117	557,319	17,139	557,319	945,398
Supplemental disclosure of cash flow information and non-cash financing activities
Interest	0	0	98,288	0	98,288	98,288
Income taxes	0	0	0	0	0	0
Debt with warrants issued for promissory notes receivable			$ 1,000,000	$ 0	$ 1,000,000